DIVIDENDS PAID AND PROPOSED (Tables)	12 Months Ended
Dec. 31, 2020
Dividends Paid And Proposed
Schedule of dividends	The following table provides an overview of dividends announced by VEON in respect of the year 2019:

	Dividends declared	Dividends paid	Dividends, US$ cents per share

Final for 2019	February 2020	March 2020	15
Interim for 2019	August 2019	August 2019	13

Schedule of declared dividends paid or payable to non-controlling interests
During 2020, 2019 and 2018, certain subsidiaries of the Company declared dividends, of which a portion was paid or payable to non-controlling interests as shown in the table below:

Name of subsidiary	2020	2019	2018

Omnium Telecom Algeria S.p.A	45	69	76
VIP Kazakhstan Holding AG	24	24	—
TNS Plus LLP	16	12	13
Other	2	3	4
Total dividends declared to non-controlling interests	87	108	93